Due to Trust Account (Summary of Due to Trust Account Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Due To Trust Account [Abstract]
Amount outstanding at end of fiscal year	¥ 6,338,154	¥ 1,610,992
Weighted average interest rate on outstanding balance at end of fiscal year	0.02%	0.05%